Lease financing (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Star Bovarius, Star Subaru, Star Capoeira, Star Carioca, Star Lambada and Star Macarena [Member]
Debt Instrument [Line Items]
Delivery Date	March 16, 2021
Star Athena [Member]
Debt Instrument [Line Items]
Delivery Date	May 19, 2021
Eneti Acquisition Vessels [Member]
Debt Instrument [Line Items]
Finance Lease, Liability	$ 96,101
Finance lease payments per vessel	$ 500